Non-controlling interests - Amounts Attributable To Joint Ventures Included in GSK Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non-controlling Interests [Line Items]
Share of profit for the year attributable to non-controlling interest	£ 380	£ 460	£ 200
Non-controlling interest in the consolidated balance sheet	(552)	(502)
ViiV Healthcare
Disclosure of Non-controlling Interests [Line Items]
Share of profit for the year attributable to non-controlling interest	373	415	196
Dividends paid to non-controlling interest	398	480	224
Non-controlling interest in the consolidated balance sheet	£ (648)	£ (611)	£ (570)